Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ (1,151,489)	$ (2,262,242)	$ (7,027,410)	$ (11,507,947)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,648	23,142	44,045	46,489
Fixed assets write off			0	8,808
Inventory reserve			0	2,387,134
Stock compensation expense	1,116,355	171,809	329,409	571,924
Amortization of right of use assets	61,232	55,231	113,249	159,683
Fair value of vested advisory warrant			665,030	0
Digital asset staking compensation	(20,760)	0	(5,121)	0
Unrealized gain on change in fair value of digital assets	(2,029,068)	0	995,161	0
Warrant Expense			0	7,323,685
Realized gain on change in fair value of digital assets	(530,940)	0
Changes in fair value of warrant liability	75,559	(470,674)	(319,537)	(3,447,737)
Gain or Loss on Settlement of warrant exercise			0	(3,076,664)
Receivable related to employee equity awards	(72,981)	0
Changes in operating assets and liabilities:
Decrease/(increase) in prepaid expenses	523,957	159,873	(1,419)	255,913
Decrease in inventory			0	235,731
Increase/(decrease) in accounts payable and accrued liabilities	26,355	(59,871)	113,287	(198,867)
Increase/(decrease) in lease liability	(63,078)	(24,112)	(89,252)	(158,698)
Net cash used in operating activities	(2,047,210)	(2,406,844)	(5,182,558)	(7,400,547)
Purchases of fixed assets	(18,670)	(17,280)	(17,280)	(16,000)
Sale of Digital Assets	2,685,775	0
Proceeds from sale of fixed assets			0	3,204
Purchase of Digital Intangible Assets			(3,000,000)	0
Net cash provided by (used in) investing activities	2,667,105	(17,280)	(3,017,280)	(12,796)
Cash Flows from Financing Activities
Proceeds from fundraising activities			4,514,482	1,148,470
Proceeds from issuance of common stock for cash - ATM	357,684	1,003,218	1,218,241	5,368,364
Proceeds from issuance of common stock for cashless warrant exercise -	3,800,002		0	1,320,567
Repayment of loan			0	(28,484)
Proceeds from issuance of common stock for cash – Private fundraising	3,800,002	0
Net cash provided by financing activities	4,157,686	1,003,218	5,732,723	7,808,917
Net increase (decrease) in cash	4,777,581	(1,420,906)	(2,467,115)	395,573
Cash, beginning of period	762,365	3,229,480	3,229,480	2,833,907
Cash and cash equivalents	1,739,943	1,808,574	762,365	3,229,480
Restricted cash	3,800,003	0	0
Cash, end of period	$ 5,539,946	$ 1,808,574	762,365	3,229,480
Supplemental disclosures of cash items
Interest paid			55,848	31,910
Income tax paid			0	0
Supplemental disclosures of non-cash items
Stock Dividend Payable			0	(5,233)
Right of use asset			461,949	578,013
Lease liability			492,352	584,419
Cashless warrants			$ 0	$ 3,076,664